Goodwill and Intangible Assets, Net (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Details of total purchased intangible assets
Gross	783,341	783,341
Accumulated Amortization	(642,063)	(589,919)
Total	141,278	193,422
Core technology [Member]
Details of total purchased intangible assets
Gross	381,056	381,056
Accumulated Amortization	(332,322)	(311,541)
Total	48,734	69,515
Core technology [Member] | Minimum [Member]
Details of total purchased intangible assets
Estimated useful life	4 years	4 years
Core technology [Member] | Maximum [Member]
Details of total purchased intangible assets
Estimated useful life	8 years	8 years
Customer arrangements [Member]
Details of total purchased intangible assets
Gross	327,207	327,207
Accumulated Amortization	(245,119)	(215,961)
Total	82,088	111,246
Customer arrangements [Member] | Minimum [Member]
Details of total purchased intangible assets
Estimated useful life	6 years	6 years
Customer arrangements [Member] | Maximum [Member]
Details of total purchased intangible assets
Estimated useful life	15 years	15 years
Intellectual property rights and purchased computer software [Member]
Details of total purchased intangible assets
Gross	51,996	51,996
Accumulated Amortization	(51,996)	(51,996)
Other [Member]
Details of total purchased intangible assets
Gross	23,082	23,082
Accumulated Amortization	(12,626)	(10,421)
Total	10,456	12,661
Other [Member] | Minimum [Member]
Details of total purchased intangible assets
Estimated useful life	2 years	2 years
Other [Member] | Maximum [Member]
Details of total purchased intangible assets
Estimated useful life	10 years	10 years